Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Total revenue	$ 195,520	$ 81,573	$ 67,607
EXPENSES
Salaries and benefits	79,205	61,223	52,436
Depreciation and amortization	9,342	2,527	1,174
General and administrative	34,796	17,363	16,454
Impairment	1,919	1,072	0
Other	3,250	2,153	0
Total expenses	196,359	92,095	70,064
OPERATING INCOME (LOSS)	(839)	(10,522)	(2,457)
Realized gain (loss) on investment in unconsolidated entity	0	0	(3,601)
Unrealized gain (loss) on investment in unconsolidated entity	0	0	2,141
Interest expense	(959)	(83)	0
Amortization of loan costs	(241)	(39)	0
Interest income	329	244	73
Dividend income	0	93	170
Unrealized gain (loss) on investments	0	203	2,326
Realized gain (loss) on investments	0	(294)	(10,113)
Other income (expense)	(834)	(73)	(162)
INCOME (LOSS) BEFORE INCOME TAXES	(2,544)	(10,471)	(11,623)
Income tax (expense) benefit	10,364	(9,723)	(780)
NET INCOME (LOSS)	7,820	(20,194)	(12,403)
(Income) loss from consolidated entities attributable to noncontrolling interests	(924)	(358)	(8,860)
Net (income) loss attributable to redeemable noncontrolling interests	1,438	1,484	1,147
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	10,182	(18,352)	(2,396)
Preferred dividends	(4,466)	0	0
Amortization of preferred stock discount	(730)	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 4,986	$ (18,352)	$ (2,396)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ 2.29	$ (9.04)	$ (1.19)
Weighted average common shares outstanding – basic (in shares)	2,170	2,031	2,012
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (2.11)	$ (9.59)	$ (2.56)
Weighted average common shares outstanding – diluted (in shares)	2,332	2,067	2,209
Advisory services
REVENUE
Total revenue	$ 89,476	$ 65,982	$ 67,228
Audio visual
REVENUE
Total revenue	81,186	9,186	0
EXPENSES
Cost of revenues for audio visual	64,555	7,757	0
Project management
REVENUE
Total revenue	10,634	0	0
EXPENSES
Cost of revenues for audio visual	3,292	0	0
Other revenue
REVENUE
Total revenue	$ 14,224	$ 6,405	$ 379